Note 17 - Current Tax Assets and Liabilities - Summary of Current Tax Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Disclosure of Current Tax Receivables and Payables [Abstract]
Income tax liabilities	$ 280,469	$ 73,352
V.A.T. liabilities	17,228	12,955
Other taxes	78,543	57,179
Current tax liabilities, current	$ 376,240	$ 143,486